PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2018
Property Plant And Equipment
Property, plant and equipment
2018 IN MILLIONS OF USD	BUILDINGS & LEASEHOLD IMPROVEMENTS	FURNITURE FIXTURES	COMPUTER HARDWARE	VEHICLES	WORK IN PROGRESS	TOTAL
AT COST
Balance at January 1	251.2	194.3	38.9	4.1	20.1	508.6
Additions (note 14.1)	10.2	4.3	6.4	0.5	46.3	67.7
Disposals	(10.3)	(8.8)	(0.7)	(0.2)	-	(20.0)
Reclassification within classes	22.9	14.7	5.5	-	(43.1)	-
Reclassification to intangible assets	-	-	(2.1)	-	-	(2.1)
Currency translation adjustments	(3.6)	(1.0)	(0.4)	-	(1.2)	(6.2)
Balance at December 31	270.4	203.5	47.6	4.4	22.1	548.0

ACCUMULATED DEPRECIATION
Balance at January 1	(115.9)	(97.1)	(23.0)	(2.9)	-	(238.9)
Additions (note 10)	(33.4)	(28.8)	(6.6)	(0.4)	-	(69.2)
Disposals	9.3	8.2	0.6	0.2	-	18.3
Reclassification within classes	(0.6)	0.6	-	-	-	-
Currency translation adjustments	2.5	1.3	0.4	-	-	4.2
Balance at December 31	(138.1)	(115.8)	(28.6)	(3.1)	-	(285.6)

IMPAIRMENT
Balance at January 1	(3.5)	(1.3)	-	-	-	(4.8)
Impairment (note 10)	(8.0)	(6.3)	(0.3)	-	-	(14.6)
Balance at December 31	(11.5)	(7.6)	(0.3)	-	-	(19.4)

CARRYING AMOUNT
At December 31, 2018	120.8	80.1	18.7	1.3	22.1	243.0

2017 IN MILLIONS OF USD	BUILDINGS & LEASEHOLD IMPROVEMENTS	FURNITURE FIXTURES	COMPUTER HARDWARE	VEHICLES	WORK IN PROGRESS	TOTAL
AT COST
Balance at January 1	226.6	182.2	28.1	3.8	20.0	460.7
Additions (note 14.1)	13.4	8.4	6.5	0.5	47.5	76.3
Disposals	(20.8)	(10.7)	(0.5)	(0.3)	-	(32.3)
Reclassification within classes	29.3	12.7	5.6	0.1	(47.7)	-
Reclassification to intangible assets	-	-	(1.0)	-	-	(1.0)
Currency translation adjustments	2.7	1.7	0.2	-	0.3	4.9
Balance at December 31	251.2	194.3	38.9	4.1	20.1	508.6

ACCUMULATED DEPRECIATION
Balance at January 1	(98.6)	(80.5)	(18.0)	(2.7)	-	(199.8)
Additions (note 10)	(31.8)	(27.6)	(4.7)	(0.4)	-	(64.5)
Disposals	18.2	9.6	0.4	0.3	-	28.5
Reclassification within classes	(2.1)	2.6	(0.5)	-	-	-
Currency translation adjustments	(1.6)	(1.2)	(0.2)	(0.1)	-	(3.1)
Balance at December 31	(115.9)	(97.1)	(23.0)	(2.9)	-	(238.9)

IMPAIRMENT
Balance at January 1	(3.3)	(1.3)	-	-	-	(4.6)
Impairment (note 10)	(0.2)	-	-	-	-	(0.2)
Balance at December 31	(3.5)	(1.3)	-	-	-	(4.8)

CARRYING AMOUNT
At December 31, 2017	131.8	95.9	15.9	1.2	20.1	264.9

Cash flows used for purchase of property, plant and equipment
IN MILLIONS OF USD	2018	2017	2016
Payables for capital expenditure at the beginning of the period	(11.1)	(14.4)	(10.7)
Additions of property, plant and equipment (note 14)	(67.7)	(76.3)	(92.4)
Payables for capital expenditure at the end of the period	13.6	11.1	14.4
Currency translation adjustments	0.1	-	0.4
Total Cash Flow	(65.1)	(79.6)	(88.3)